Derivatives	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives
Interest rate swaps
The objective of the interest rate swap contracts is to offset the variability of cash flows in LIBOR indexed debt interest payments attributable to changes in the aforementioned benchmark interest rate related to the Term B Loan due 2024.
At December 31, 2017, the Company had interest rate swap contracts in place with a total notional amount of $2.0 billion and whereby a fixed rate of interest (weighted average of 1.70%) is paid and a variable rate of interest (three-month LIBOR) is received as calculated on the notional amount. The initial interest rate swap contracts that were replaced with the contracts currently outstanding initially included a LIBOR floor of 1.00%. The LIBOR floor was removed on February 1, 2017, as part of the amendment to the interest rate swap contracts. The contracts were amended as a result of the amendment to the Term B Loan agreement with US dollar denominated tranche on January 19, 2017. Refer to “Note 10: Debt” for additional information. As a result of the interest rate swap contracts amendment, the Company had realized a gain of $1.4 million in other expense, net in the consolidated statement of operations.
As of July 6, 2017, the Company designated the interest rate swaps as a cash flow hedge in an effort to reduce the mark-to-market volatility recognized within the consolidated statement of operations. As of December 31, 2017, the interest rate swaps held by the Company continue to qualify for hedge accounting. Prior to the hedge accounting designation, changes in fair value of the interest rate swap contracts were recognized directly in other expense, net in the consolidated statement of operations. Refer to “Note 6: Other expense, net” for additional information. In accordance with ASC 815 - Derivative and Hedging, the Company recognizes the effective portion of the gain or loss on the derivative as a component of other comprehensive income, which is reclassified into earnings in the same period or periods the underlying transaction impacts earnings. Derivative gains and losses due to hedge ineffectiveness are recognized in current period earnings.
Net unrealized losses on our interest rate swap contracts totaling $3.8 million were reclassified to interest expense in the consolidated statement of operations as of December 31, 2017. As of December 31, 2017, we estimate that $1.2 million of derivative gains included in accumulated other comprehensive loss will be reclassified into the consolidated statement of operations within the next 12 months. The activity related to our cash flow hedges is included in “Note 10: Accumulated other comprehensive loss.”
The fair value of interest rate swaps is recorded either in prepaid expenses and other current assets, other assets, other accrued expenses or other long-term liabilities in the consolidated balance sheets. As of December 31, 2017, a current asset of $1.2 million was included in other current assets. As of December 31, 2017 and December 31, 2016, a non-current asset of $10.6 million and $9.8 million was included in other assets, respectively. As December 31, 2016, a current liability of $5.6 million was included in other accrued expenses.
The Company had interest rate swap contracts with a total notional amount of $1.0 billion which expired during June 2017.
Interest rate caps
The Company had interest rate caps with a notional amount of $800 million which expired during June 2017. As of June 30, 2017, the interest rate cap premiums had been fully amortized through interest expense within the consolidated statements of operations. At December 31, 2017, the Company had no interest rate caps outstanding.
Foreign currency derivatives
The Company uses forward currency contracts to hedge earnings from the effects of foreign exchange relating to certain of the Company’s intercompany and third-party receivables and payables denominated in a foreign currency. These derivative instruments are not formally designated as hedges by the Company and the terms of these instruments range from one to three months. Forward currency contracts are recorded at fair value in either prepaid expenses and other current assets or other accrued expenses in the consolidated balance sheets, reflecting their short-term nature. Refer to “Note 16: Fair value measurements” for additional information. The fair value adjustments and gains and losses are included in other expense, net within the consolidated statements of operations. Refer to “Note 6: Other expense, net” for more information. The total notional amount of undesignated forward currency contracts were $134.0 million and $111.0 million as of December 31, 2017 and 2016, respectively.